Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,331,000.00
Previously Paid Amount	0.00
Total Fee Amount	183.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 183.81
Narrative - Max Aggregate Offering Price	$ 1,331,000.00
Final Prospectus	true